SHARE BASED COMPENSATION	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
SHARE BASED COMPENSATION

Note 8 - SHARE BASED COMPENSATION:

Equity classified awards.

The value of benefit is measured on the grant date by reference to the fair value of the granted equity instruments, as described above. The fair value is calculated using the Black and Scholes formula, with the following assumptions:

	June 30, 2024	December 31, 2023
Dividend yield	0%	0%
Expected volatility*	55%-89%	74%-76%
Risk-free interest rate	3.3%-5.8%	3.3%-3.9%
Expected term (years)	2-7 years	4-7 years
Exercise price (USD)	3.32-15.45	3.32-11.78

*	Volatility is based on the historical fluctuation in share prices of peer companies over similar periods to the expected life of the option until exercise date.

The following is summary information of equity classified options in 2023:

	Six months ended June 30, 2024
		Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic
	Number	USD	years	Value
Outstanding as of December 31, 2023	428,457	7.55	8.9	-
Forfeited	(64,672)	10.5	6.9	-
Reclassification of liability classified share-based compensation awards to equity	401,794	9.32	5.7	-
Outstanding as of June 30, 2024	765,579	8.31	7.1	-
Exercisable as of June 30, 2024	528,031	8.80	6.5	-

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

(Unaudited)

The following is information regarding exercise prices and remaining contractual lives of outstanding options as of June 30, 2024:

June 30, 2024
outstanding			Exercisable
Number of options outstanding	Exercise price range (USD)	Weighted average remaining contractual life	Number of options Exercisable	Exercise price range (USD)	Weighted average remaining contractual life
40,654	3.22	9.1	-	-	-
37594	4.23	8.7	11,751	4.23	8.7
9,617	4.63	8.5	3,525	4.63	8.5
13,115	4.71	8.6	4,099	4.71	8.6
48,222	5.74	8.0	24,863	5.74	8.0
85,247	7.12	8.2	39,346	7.12	8.2
75,309	7.57	3.5	75,309	7.57	3.5
46,048	7.61	8.8	46,048	7.61	8.8
238,340	7.82	6.3	238,340	7.82	6.3
36,931	8.73	8.8	-	-	-
36,931	11.35	8.8	-	-	-
78,336	15.63	6.3	68,793	15.63	6.3
19,235	17.47	7.3	15,957	17.47	7.3
765,579	8.14	7.8	528,031	8.25	9.37

As of June 30, 2024, there is an unrecognized share-based compensation expense of $223 thousand to be recognized over the average remaining vesting period of 2.26 years.

Liability classified awards

The options were classified as liabilities in accordance with ASC 718, as the exercise price is denominated in USD, that is not the Company’s functional currency and not the employees’ salary currency or the currency in which the employees are paid. Accordingly, the options were measured at fair value each reporting period, and changes in their fair value were recognized in the statements of operations. The fair value of the options as of the closing date, April 4, 2024, was evaluated using the Black-Scholes Option Pricing Model. Following the merger in April 2024, as detailed in note 1, given that the currency of the market in which the Company’s equity securities are traded, these awards were reclassified to equity. For the various scenarios modeled, volatility is based on companies in the industry by statistical analysis of a daily share pricing model. The risk-free interest rate assumption is based on observed interest rates appropriate for the period until the options expiration date.

The table below sets forth a summary of changes in the fair value of the options:

	Number of options measured at fair value	Fair value (U.S. Dollars in thousands)
Balance as of December 31, 2023	405,714	232
Effect of change in exchange rate	-	(4)
Changes in fair value	-	74
Reclassification of liability classified share-based compensation awards to equity	(401,794)	(302)
Balance as of June 30, 2024	-	-

ZOOZ POWER LTD

NOTES TO THE FINANCIAL STATEMENTS (continued)

(Unaudited)

The following table summarizes assumptions used as of December 31, 2023:

December 31, 2023
Expected dividend	0%
Expected volatility	81.2%-90.9%
Risk-free interest rate	4.97%-5.35%
Expected life	2-4
Exercise price (USD)	4.57-15.67

The table below presents the expense (income) recognized in the financial statements of the Company in respect to share-based payment:

	Six months ended June 30
	2024			2023
	Equity classified awards	Liability classified awards	Total expense	Equity classified awards	Liability classified awards	Total expense
Cost of revenue	-	-	-	(19)	(5)	(24)
Research and development expenses (income)	67	41	108	103	(116)	(13)
Sales and marketing expenses (income)	51	20	71	46	(21)	25
General and Administrative expenses	72	13	85	150	3	153
	190	74	264	280	(139)	141

Note 12 - SHARE BASED COMPENSATION:

The 2015 Incentive Compensation Plan (“2015 Plan”)

In August 2015, the Board of Directors approved the Company’s option plan for employees and officers, which was submitted in June 2016 to the Israel income tax authorities as a plan administered by a trustee and treated for tax purposes as a capital gain pursuant to Section 102(b)(2). Options to non-employees and non-officers of the Company, in addition to controlling shareholders of the Company, are to be allocated under Section 3(i) of the Income Tax Ordinance.

According to the 2015 Plan, the Company’s Board of Directors is permitted to grant employees, officers, directors, consultants and other senior service providers of the Company (as this term is defined by Section 102(a) to the Income Tax Ordinance unlisted options and warrants that are exercisable into shares of the Company. The 2015 Plan is managed by the Company’s Board of Directors, or by a committee authorized by the Board. All shares that will arise from exercising the unlisted options grants to employees, consultants and officers under the 2015 Plan would be fully paid up on their date of allocation and, beginning on the date the Company becomes public, would be registered in the name of the Company.

The exercise price for each option or warrant is as determined by the Board of Directors, but provided that if the Board of Directors does not indicate otherwise, the exercise price would be the fair market value of the Company’s share on the date of the decision to allocate.

The vesting period, unless the Company’s Board of Directors determines otherwise in respect to any specific grantee is (1) 25% of options would vest after twelve consecutive months of services by the grantee since the date of grant; (2) 6.25% of options would vest after every three (3) additional months of consecutive service by the grantee, until 100% of the options vest, after four (4) years after grant date. Further, the Company’s Board of Director is permitted, at its exclusive judgment, to accelerate vesting of all or part of an option of warrant in the event of a merger of the Company with another company.

Unless expired at an earlier date, the unexercised options would expire after ten years after grant date.

Equity classified awards

In November 2021, the Company granted 78,621 options (unlisted), exercisable into ordinary shares of the Company, to an officer who is a related party, with whom the Company has no employment relationship, for an exercise price of NIS 74.8 per share.

In November 2021, the Company granted 13,989 options (unlisted), exercisable into ordinary shares of the Company, to employees or officers, for an exercise price of NIS 65.6 per share.

In November 2021, the Company granted 13,989 options (unlisted), exercisable into ordinary shares of the Company, to an officer, for an exercise price of NIS 65.6 per share.

In July 2022, the Company granted 82,187 options (unlisted), exercisable into ordinary shares of the Company, to employees or officers with whom the Company has employment relationships, for an exercise price of NIS 21.6 per share.

In July 2022, the Company granted 17,486 options (unlisted), exercisable into ordinary shares of the Company, to an officer, with whom the Company has employment relationship for an exercise price of NIS 26.8 per share.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

In August 2022, the Company granted 52,460 options (unlisted), exercisable into ordinary shares of the Company, to officers, with whom the Company has employment relationships for an exercise price of NIS 26.8 per share.

In October 2022, the Company granted 26,230 options (unlisted), exercisable into ordinary shares of the Company, to an officer, with whom the Company has employment relationship for an exercise price of NIS 26.8 per share.

In December 2022, the Company granted 13,989 options (unlisted), exercisable into ordinary shares of the Company, to employees or officers, and with whom the Company has employment relationships for an exercise price of NIS 17.4 per share.

In February 2023, the Company granted 13,115 options (unlisted), exercisable into ordinary shares of the Company, to an employee, with whom the Company has employment relationships for an exercise price of NIS 17.7 per share.

In March 2023, the Company granted 39,782 options (unlisted), exercisable into ordinary shares of the Company, to employees, with whom the Company has employment relationships for an exercise price of NIS 15.9 per share.

In April 2023, the Company granted 90,275 options (unlisted), exercisable into ordinary shares of the Company, to an officer who is a related party, with whom the Company has no employment relationship. The options will vest over 3 years from the date of the grant - 33% each year. The exercise price for each option is variable in each tranche: NIS 28.6, NIS 32.0, NIS 42.7, respectively.

The grant of the options was made against the cancellation of 78,621 options that were granted to that officer in November 2021. The accounting treatment of the grant of the options that replaced the canceled options was carried out by way of a modification. The incremental fair value granted, which is the difference between the fair value of the new options issued and the fair value of the canceled options at the time the new options were granted, will be recognized as an expense over the vesting period of the new grant.

In April 2023, the Company granted 47,873 options (unlisted), exercisable into ordinary shares of the Company, to two directors, with whom the Company has no employment relationships. The options will vest over 3 years from the date of the grant - 33% each year. The exercise price for each option is variable in each tranche: NIS 28.6, NIS 32.0, NIS 42.7, respectively.

In August 2023, the Company granted 49,400 options (unlisted), exercisable into ordinary shares of the Company, to employees, with whom the Company has employment relationships for an exercise price of NIS 12.1 per share.

The value of benefit is measured on the grant date by reference to the fair value of the granted equity instruments, as described above. The fair value is calculated using the Black and Scholes formula, with the following assumptions:

	2023	2022	2021
Dividend yield	0%	0	0%
Expected volatility	74%-76%	52%-76%	55%-75%
Risk-free interest rate	3.3%-3.9%	2.4%-3.1%	0.75%-2%
Expected term (years)	4-7 years	5-7 years	5-6 years
Exercise price (USD)	3.32-11.78	4.92-7.55	5.15-21.16

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following is summary information of equity classified options in 2023:

	Year ended December 31, 2023
		Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic
	Number	USD	Years	Value
Outstanding at beginning of year	298,955	8.46	9.4	-
Expired	(110,945)	16.81	-	-
Granted	240,447	5.60	9.3	-
Outstanding at end of year	428,457	7.55	8.9	-
Exercisable at end of year	64,291	9.15	8.2	-

The weighted-average grant-date fair value of equity awards granted during the year was $1.73.

The following is information regarding exercise prices and remaining contractual lives of outstanding options at December 31, 2023:

December 31, 2023
Outstanding			Exercisable
Number of options outstanding	Exercise price (USD)	Weighted average remaining contractual life	Number of options Exercisable	Exercise price (USD)	Weighted average remaining contractual life
49,400	3.32	9.6	-	-	-
39,782	4.35	9.2	-	-	-
9,618	4.80	8.9	2,077	4.80	8.9
13,115	4.92	9.1	-	-	-
59,482	5.95	8.5	19,809	5.95	8.5
96,177	7.43	8.7	28,416	7.43	8.7
46,050	7.89	9.3	-	-	-
46,050	9.04	9.3	-	-	-
46,050	11.78	9.3	-	-	-
22,733	18.07	7.8	13,989	18.07	7.8
428,457	7.55	8.9	64,291	9.15	8.2

As of December 31, 2023, there is an unrecognized share-based compensation expense of $441 thousand to be recognized over the average remaining vesting period of 2.5 years.

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

Liability classified awards

The options were classified as liabilities in accordance with ASC 718, as the exercise price is denominated in USD, that is not the Company’s functional currency and not the employees’ salary currency or the currency in which the Company is traded. Accordingly, the options are measured at fair value each reporting period, and changes in their fair value are recognized in the statements of operations. The fair value of the options as of December 31, 2023, was evaluated using the Black-Scholes Option Pricing Model. For the various scenarios modeled, volatility is based on companies in the industry by statistical analysis of a daily share pricing model. The risk-free interest rate assumption is based on observed interest rates appropriate for the period until the options expiration date. Following the merger in April 2024, as detailed in note 1, given that the currency of the market in which the Company’s equity securities are traded, these awards will be reclassified to equity.

The table below sets forth a summary of changes in the fair value of the options:

	Number of options measured at fair value	Fair value (U.S. Dollars in thousands)
Balance at January 1, 2021	446,703	4,769
Effect of change in exchange rate		112
Changes in fair value	-	(1,276)
Balance at December 31, 2021	446,703	3,605
Effect of change in exchange rate		(315)
Changes in fair value	-	(2,294)
Balance at December 31, 2022	440,045	996
Effect of change in exchange rate		(30)
Changes in fair value	-	(734)
Balance at December 31, 2023	405,714	232

As of December 31, 2023, 386,016 options were fully vested.

The following table summarizes assumptions used as of December 31, 2023, 2022 and 2021:

	2023	2022	2021
Expected dividend	0%	0%	0%
Expected volatility*	81.2%-90.9%	79.6%-95.7%	86.9%-95%
Risk-free interest rate	4.97%-5.35%	4.68%-5.27%	1.18%-1.87%
Expected life	2-4	1.5-5	2-5.9
Exercise price (USD)	4.57-15.67	4.57-15.67	4.57-15.67

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

The following is summary information about liability classified options in 2023:

	Year ended December 31, 2023
		Weighted average exercise price	Weighted average remaining contractual life	Aggregate Intrinsic
	Number	USD	years	Value
Outstanding at beginning of year	440,045	8.46	6.3	-
Expired	(34,331)	7.66	-	-
Outstanding at end of year	405,714	9.72	6.2	-
Exercisable at end of year	386,016	10.52	6.1	-

The following is information regarding exercise prices and remaining contractual lives of outstanding options at December 31, 2023:

December 31, 2023
outstanding			Exercisable
Number of options outstanding	Exercise price range (USD)	Weighted average remaining contractual life	Number of options Exercisable	Exercise price range (USD)	Weighted average remaining contractual life
78,110	7.55	4.1	78,110	7.55	4.1
239,009	7.78	6.8	239,009	7.78	6.8
78,795	15.67	6.9	59,097	15.67	6.9
9,800	25.62	0.4	78,110	25.62	0.4
405,714	9.72	6.2	386,016	10.52	6.1

As of December 31, 2023, there is an unrecognized share-based compensation expense of $1 thousand to be recognized over the average remaining vesting period of 0.9 year.

The table below presents the expense (income) recognized in the financial statements of the Company in respect to share-based payment:

	Year ended December 31
	2022			2021
	Equity classified awards	Liability classified awards	Total expense	Equity classified awards	Liability classified awards	Total expense
Research and development expenses (income)	206	(1,426)	(1,220)	7	(1,297)	(1,290)
Sales and marketing expenses (income)	59	(546)	(487)	269	(459)	(190)
General and Administrative expenses (income)	278	(322)	(44)	70	95	165
	543	(2,294)	(1,751)	346	(1,661)	(1,315)

ZOOZ POWER LTD.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS (continued)

	Year ended December 31
	2023
	Equity classified awards	Liability classified awards	Total expense
Research and development expenses (income)	98	(440)	(342)
Sales and marketing expenses (income)	111	(171)	(60)
General and Administrative expenses (income)	294	(111)	183
	503	(722)	(219)